Naming of Issuing Entity	Check if Registered	Name of Originator1	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2			Assets That Were Repurchased or Replaced3			Assets Pending Repurchase or Replacement (within cure period)4			Demand in Dispute5			Demand Withdrawn6			Demand Rejected7
			(#)	($)	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)
Residential mortgages – Other/Combined
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S1 1356767	X	Countrywide Home Loans, Inc.	20,030	859,906,104	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	101	6,599,034	3.13%	0	0	0.00%	10	402,889	0.19%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S3 1366128	X	Countrywide Home Loans, Inc.	22,971	999,964,916	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	30,556	0.01%	0	0	0.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S6 1375787	X	Countrywide Home Loans, Inc.	22,590	1,099,970,602	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	100	6,075,654	1.87%	0	0	0.00%	0	0	0.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S7 1381327	X	Countrywide Home Loans, Inc.	18,394	999,949,850	99.99%	695	35,800,446	11.52%	0	0	0.00%	0	0	0.00%	695	35,800,446	11.52%	2	129,961	0.04%	0	0	0.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2007-S3 1393627	X	Countrywide Home Loans, Inc.	14,700	699,999,967	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	45,468	0.02%	0	0	0.00%

Residential mortgages – Other/Combined Subtotal*			98,685			695			0			0			896			5			10
Residential mortgages – Other/Combined Subtotal*				4,659,791,438			35,800,446			0			0			48,475,134			205,985			402,889

Residential mortgages - HELOC
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-D 1296354	X	Countrywide Home Loans, Inc.	36,510	1,230,435,701	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	35,611	0.04%	2	65,565	0.08%	0	0	0.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-R 1312263	X	Countrywide Home Loans, Inc.	27,890	1,467,648,400	100.00%	107	4,685,063	3.21%	0	0	0.00%	0	0	0.00%	107	4,685,063	3.21%	0	0	0.00%	0	0	0.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-T 1312235	X	Countrywide Home Loans, Inc.	42,148	1,969,904,157	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	9,374	0.00%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-E 1337536	X	Countrywide Home Loans, Inc.	36,756	1,970,386,808	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	136,718	0.05%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-F 1340194	X	Countrywide Home Loans, Inc.	50,025	2,700,000,647	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	118	20,763,121	4.78%	0	0	0.00%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-I 1347169	X	Countrywide Home Loans, Inc.	32,676	1,999,949,455	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	314,080	0.10%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-K 1347170	X	Countrywide Home Loans, Inc.	17,229	999,999,584	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	492,378	0.30%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-B 1356229	X	Countrywide Home Loans, Inc.	18,212	1,149,999,760	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	50	11,531,319	5.79%	0	0	0.00%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-C 1356854	X	Countrywide Home Loans, Inc.	31,811	1,849,815,396	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	22	8,366,193	2.23%	0	0	0.00%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-D 1357190	X	Countrywide Home Loans, Inc.	34,579	1,849,593,741	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	120,506	0.03%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-E 1365927	X	Countrywide Home Loans, Inc.	20,463	1,499,935,519	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	172,962	0.06%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-H 1376063	X	Countrywide Home Loans, Inc.	31,378	1,999,949,174	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	98	11,226,801	2.13%	0	0	0.00%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-C 1393886	X	Countrywide Home Loans, Inc.	15,086	949,721,110	99.97%	0	0	0.00%	0	0	0.00%	0	0	0.00%	56	6,814,428	2.52%	0	0	0.00%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-E 1400725	X	Countrywide Home Loans, Inc.	15,307	899,803,564	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	4	135,597	0.05%	0	0	0.00%

Residential mortgages – HELOC Subtotal*			410,070			107			0			0			452			19			0
Residential mortgages – HELOC Subtotal*				22,537,143,015			4,685,063			0			0			63,422,536			1,447,180			0

Issuing Entities with No Demands for Repurchase or Replacement9

Residential mortgages – Other/Combined
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S2 1357382	X	Countrywide Home Loans, Inc.	22,134	1,049,999,992	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S4 1366992	X	Countrywide Home Loans, Inc.	19,002	999,999,680	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S5 1375786	X	Countrywide Home Loans, Inc.	17,239	899,999,929	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S8 1383944	X	Countrywide Home Loans, Inc.	19,106	999,999,709	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S10 1383946	X	Countrywide Home Loans, Inc.	33,161	1,599,999,938	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S9 1383945	X	Countrywide Home Loans, Inc.	20,011	999,999,942	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2007-S1 1391179	X	Countrywide Home Loans, Inc.	30,739	1,599,999,989	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2007-S2 1393626	X	Countrywide Home Loans, Inc.	20,815	999,999,937	100.00%

Residential mortgages - HELOC
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2002-E 1225342	X	Countrywide Home Loans, Inc.	34,393	1,054,166,480	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2002-F 1225338	X	Countrywide Home Loans, Inc.	33,844	984,251,885	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2002-G 1225340	X	Countrywide Home Loans, Inc.	22,301	639,762,033	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2002-H 1225344	X	Countrywide Home Loans, Inc.	20,496	590,551,162	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2003-A 1217025	X	Countrywide Home Loans, Inc.	35,559	885,828,591	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2003-B 1221581	X	Countrywide Home Loans, Inc.	16,869	477,363,452	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2003-C 1225517	X	Countrywide Home Loans, Inc.	16,806	442,913,887	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2003-D 1229139	X	Countrywide Home Loans, Inc.	15,954	393,700,287	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2003-E 1236940	X	Countrywide Home Loans, Inc.	18,050	541,339,033	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-A 1281103	X	Countrywide Home Loans, Inc.	29,921	999,952,325	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-B 1286057	X	Countrywide Home Loans, Inc.	8,514	1,469,999,802	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-C 1286031	X	Countrywide Home Loans, Inc.	33,716	1,039,085,657	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-G 1296261	X	Countrywide Home Loans, Inc.	3,849	630,498,739	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-E 1296352	X	Countrywide Home Loans, Inc.	30,361	1,231,692,403	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-F 1296353	X	Countrywide Home Loans, Inc.	29,016	1,199,728,404	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-I 1304806	X	Countrywide Home Loans, Inc.	47,967	1,969,999,961	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-K 1304816	X	Countrywide Home Loans, Inc.	32,669	1,699,999,879	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-L 1304814	X	Countrywide Home Loans, Inc.	20,783	999,999,694	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-M 1304811	X	Countrywide Home Loans, Inc.	20,893	999,999,756	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-N 1304796	X	Countrywide Home Loans, Inc.	20,939	999,999,769	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-J 1304819	X	Countrywide Home Loans, Inc.	6,374	999,998,116	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-O 1304795	X	Countrywide Home Loans, Inc.	28,689	1,256,690,547	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-P 1307409	X	Countrywide Home Loans, Inc.	23,872	1,477,493,533	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-Q 1309386	X	Countrywide Home Loans, Inc.	16,082	984,998,544	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-S 1312230	X	Countrywide Home Loans, Inc.	5,020	739,999,815	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-U 1313072	X	Countrywide Home Loans, Inc.	11,872	689,499,900	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-A 1318665	X	Countrywide Home Loans, Inc.	28,264	1,477,499,228	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-B 1322013	X	Countrywide Home Loans, Inc.	34,082	1,772,999,939	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-C 1332029	X	Countrywide Home Loans, Inc.	21,142	999,999,732	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-D 1337535	X	Countrywide Home Loans, Inc.	36,202	1,970,443,042	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-G 1340398	X	Countrywide Home Loans, Inc.	40,932	1,749,999,999	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-H 1340432	X	Countrywide Home Loans, Inc.	40,264	1,749,999,907	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-J 1347356	X	Countrywide Home Loans, Inc.	25,009	1,499,999,756	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-L 1347171	X	Countrywide Home Loans, Inc.	2,979	399,999,692	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-M 1347172	X	Countrywide Home Loans, Inc.	32,070	1,999,999,129	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-A 1353881	X	Countrywide Home Loans, Inc.	17,311	799,999,034	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-F 1366929	X	Countrywide Home Loans, Inc.	28,278	1,749,957,717	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-G 1372861	X	Countrywide Home Loans, Inc.	13,630	995,823,299	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-I 1383341	X	Countrywide Home Loans, Inc.	33,239	2,099,258,146	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-A 1387320	X	Countrywide Home Loans, Inc.	19,221	1,199,987,814	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-B 1393885	X	Countrywide Home Loans, Inc.	15,264	949,999,177	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-D 1400716	X	Countrywide Home Loans, Inc.	15,236	899,783,428	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-G 1409423	X	Countrywide Home Loans, Inc.	18,924	586,183,804	100.00%

Totals*			508,755			802			0			0			1,348			24			10
Totals*				27,196,934,454			40,485,509			0			0			111,897,670			1,653,165			402,889

CWHEQ, Inc.
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

1The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

The securitizer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying the asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it is a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on the securitizer’s records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to the securitizer.  However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because, among other things, some of the Demand Entities may not have agreed to provide Reportable Information or may not have provided complete information, and some Demand Entities may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense (or without imposing unreasonable burden or expense on the securitizer).

In addition, while the securitizer requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6Includes assets for which any of the following situations apply as of the end of the reporting period:

(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand;

(b)  The party demanding the repurchase or replacement of such asset has not responded to the most recent rejection of the related repurchase demand by the representing party in over 180 days; or

(c)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, originator, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.